SHARE-BASED COMPENSATION - Ordinary shares issued to management employees (Details) - Ordinary Shares ¥ in Thousands	1 Months Ended		12 Months Ended
	Sep. 30, 2020 CNY (¥)	Jul. 31, 2020 CNY (¥) Item shares	Dec. 31, 2020 CNY (¥)
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of majority owned subsidiaries obtained from the non controlling shareholders | Item		3
Cash consideration for subsidiaries obtained from minority shareholders		¥ 16,095
Purchase of the non-controlling interests of the Group's subsidiaries (in shares) | shares		3,501,087
Share-based compensation expenses			¥ 13,750
Cash paid to acquire subsidiaries' equity interests held by noncontrolling shareholders	¥ 16,095